UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland January 31, 2009

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	50

Form 13F Information Table Value Total:	79974

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abitibi Bowater Inc.           COM              003687100       21    45000 SH       SOLE                    45000
American Express Co.           COM              025816109     1640    88425 SH       SOLE                    88425
Amgen Inc.                     COM              031162100     2733    47320 SH       SOLE                    47320
Apple Inc.                     COM              037833100     2258    26454 SH       SOLE                    26454
Applied Materials Inc.         COM              038222105     1176   116060 SH       SOLE                   116060
Bristol-Myers Squibb Co.       COM              110122108     2269    97578 SH       SOLE                    97578
CIBER Inc.                     COM              17163B102      189    39248 SH       SOLE                    39248
CIT Group Inc.                 COM              125581108      182    40000 SH       SOLE                    40000
Capital One Financial Corp.    COM              14040H105      868    27220 SH       SOLE                    27220
Caterpillar Inc                COM              149123101      891    19940 SH       SOLE                    19940
Citigroup, Inc.                COM              172967101      689   102750 SH       SOLE                   102750
Computer Sciences Corp         COM              205363104     2096    59634 SH       SOLE                    59634
Conseco, Inc.                  COM              208464883      137    26400 SH       SOLE                    26400
Costco Wholesale Corp          COM              22160K105     4077    77650 SH       SOLE                    77650
Discover Financial Service     COM              254709108     1676   175908 SH       SOLE                   175908
DuPont de Nemours & Co.        COM              263534109     1710    67585 SH       SOLE                    67585
EMC Corporation                COM              268648102     2314   220980 SH       SOLE                   220980
Energy Transfer Partners       COM              29273R109     1116    32800 SH       SOLE                    32800
Exxon Mobil Corporation        COM              30231G102     4131    51742 SH       SOLE                    51742
Flextronics International Ltd. COM              Y2573F102     1339   522885 SH       SOLE                   522885
Gap Inc.                       COM              364760108     1237    92400 SH       SOLE                    92400
General Electric Co            COM              369604103     2328   143712 SH       SOLE                   143712
Hartford Financial Services    COM              416515104      781    47550 SH       SOLE                    47550
Honeywell Intl Inc             COM              438516106     2400    73114 SH       SOLE                    73114
IBM Corp                       COM              459200101     3841    45640 SH       SOLE                    45640
Illinois Tool Works Inc.       COM              452308109      579    16505 SH       SOLE                    16505
Intel Corporation              COM              458140100     3173   216449 SH       SOLE                   216449
JPMorgan Chase & Co            COM              46625H100     2463    78101 SH       SOLE                    78101
Johnson & Johnson              COM              478160104      209     3490 SH       SOLE                     3490
Legg Mason                     COM              524901105     1349    61555 SH       SOLE                    61555
Lowes Companies Inc.           COM              548661107     3087   143463 SH       SOLE                   143463
Micron Technology Inc          COM              595112103      527   199735 SH       SOLE                   199735
Microsoft Corporation          COM              594918104     1948   100188 SH       SOLE                   100188
Morgan Stanley                 COM              617446448     2007   125110 SH       SOLE                   125110
Motorola Inc.                  COM              620076109      459   103522 SH       SOLE                   103522
Nokia Corporation              COM              654902204     1964   125920 SH       SOLE                   125920
Pfizer Inc.                    COM              717081103     1970   111217 SH       SOLE                   111217
Schering-Plough Corp.          COM              806605101     1926   113092 SH       SOLE                   113092
Seagate Technology             COM              G7945J104      139    31385 SH       SOLE                    31385
Smithfield Foods Inc           COM              832248108     1035    73590 SH       SOLE                    73590
Telkonet, Inc.                 COM              879604106      199  1418200 SH       SOLE                  1418200
Teva Pharmaceutical            COM              881624209      1692    39748 SH       SOLE                    39748
Texas Instruments, Inc.        COM              882508104     1990   128250 SH       SOLE                   128250
Time Warner Inc                COM              887317105      591    58715 SH       SOLE                    58715
Verizon Communications, Inc.   COM              92343V104     4009   118263 SH       SOLE                   118263
Wachovia Corp.                 COM              929903102     1442   260250 SH       SOLE                   260250
Windstream Corporation         COM              97381W104     2041   221900 SH       SOLE                   221900
Wyndham Worldwide Corp         COM              98310W108     1071   163560 SH       SOLE                   163560
eBay Inc.                      COM              278642103     2008   143875 SH       SOLE                   143875
Storage Computer Corp.                          86211A101        0   672775 SH       SOLE                   672775